Condensed Statements of Cash Flows (Unaudited) (USD $)	6 Months Ended		18 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011
Cash flows from operating activities:
Net loss	$ (17,380)	$ (725)	$ (24,658)
Adjustments to reconcile net loss to net cash used in operating activities:
Prepaid expenses		(180)
Accounts payable	13,662	5,314	29,621
Net cash provided by operating activities	(3,718)	4,409	4,964
Cash flows from investing activities:		(5,000)	(6,485)
Net cash used in investing activities		(5,000)	(6,485)
Cash flows from financing activities:
Contributed capital		1,000	1,000
Issuance of common stock for cash	9,900	500	10,400
Net cash provided by financing activities	9,900	1,500	11,400
Net increase in cash	6,182	909	9,879
Cash at beginning of period	3,697
Cash at end of period	9,879	909	9,879
Supplemental Information and Non-Monetary Transactions:
Cash paid for interest
Cash paid for income taxes
5,000,000 common shares issued for patent rights		$ 5,000	$ 5,000